Going Concern - Disclosure of Information for Cash-Generating Units (Details)	Mar. 31, 2020	Mar. 31, 2019
Going Concern
Growth rate applied beyond approved forecast period	4.00%	4.00%
Pre-tax discount rate	20.00%	21.00%